Digital assets - Narrative (Details) - Digital assets - Bitcoin $ in Thousands		12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)
Alternative Assets [Line Items]
Bitcoin price	$ 88	$ 88
Loss in revaluation of bitcoin	$ (9,725)	$ (9,725)